Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) from Continuing Operations before Income Taxes and Provision for Income Taxes
Following is the total loss before income taxes and the provision for income taxes.

Year ended December 31,	2024	2023	2022
Income (loss) before income taxes
United States	$(268.7)	$(545.5)	$(177.2)
Foreign	193.4	197.7	114.6
Total loss before income taxes	$(75.3)	$(347.8)	$(62.6)
Provision (benefit) for income taxes
Current
United States	$21.1	$8.8	$15.9
Foreign	61.2	46.0	34.7
Total	82.3	54.8	50.6
Deferred
United States	18.7	—	—
Foreign	16.9	24.5	(8.3)
Total provision for income taxes	$117.9	$79.3	$42.3

Schedule of Reconciliation of Provision for Income Taxes
Following is a reconciliation of the benefit for income taxes at the United States statutory tax rate to the provision for income taxes as reported:

Year ended December 31,	2024	2023	2022
U.S. statutory income tax benefit	$(15.8)	$(73.0)	$(13.2)
Income and losses for which no provision or benefit has been recognized	63.0	123.2	40.9
Foreign rate differential and other foreign tax expense	8.9	12.7	6.4
Income tax withholdings	23.0	14.0	19.7
Additional tax expense on undistributed earnings of certain foreign subsidiaries	27.3	—	—
Permanent items	1.2	(3.0)	(2.1)
Change in uncertain tax positions	1.3	3.8	0.4
Change in valuation allowances	7.9	2.1	(9.8)
U.S. income tax benefit	—	(0.6)	—
Other	1.1	0.1	—
Provision for income taxes	$117.9	$79.3	$42.3

Schedule of Significant Portions of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities were as follows:

As of December 31,	2024	2023
Deferred tax assets
Tax loss carryforwards	$787.6	$813.0
Pension and postretirement benefits	196.5	183.0
Foreign tax credit carryforwards	61.9	83.6
Other tax credit carryforwards	29.5	29.1
Deferred revenue	48.2	31.9
Employee benefits and compensation	31.2	31.5
Purchased capitalized software	18.4	19.4
Depreciation	28.6	33.0
Warranty, bad debts and other reserves	2.9	7.6
Capitalized costs	9.3	9.0
Capitalized research and development	6.7	—
Other	76.0	57.6
	1,296.8	1,298.7
Valuation allowance	(1,168.6)	(1,150.1)
Total deferred tax assets	$128.2	$148.6
Deferred tax liabilities
Undistributed earnings of certain foreign subsidiaries	$27.7	$—
Capitalized research and development	—	10.4
Other	32.6	25.1
Total deferred tax liabilities	$60.3	$35.5
Net deferred tax assets	$67.9	$113.1

Schedule of Valuation Allowance
Changes in the valuation allowance was as follows:

Year ended December 31,	2024	2023	2022
Valuation allowance, at beginning of year	$(1,150.1)	$(1,110.5)	$(1,226.2)
Actuarial pension adjustments	24.8	84.5	70.7
Expired net operating losses/tax credits	35.2	42.9	52.3
Foreign exchange	15.5	(6.8)	14.8
Recognition of income tax benefit (expense) (i)	(56.0)	(125.9)	(43.9)
Other	(38.0)	(34.3)	21.8
Valuation allowance, at end of year	$(1,168.6)	$(1,150.1)	$(1,110.5)
(i) Includes U.S. pension activity of $(44.8) million, ($95.9) million and ($11.3) million for the years ended December 31, 2024, 2023 and 2022, respectively.

Schedule of Tax Effected Tax Loss Carryforwards
The company has tax effected tax loss carryforwards as follows:

As of December 31,	2024
U.S. Federal	$339.6
State and local	196.0
Foreign	252.0
Total tax loss carryforwards	$787.6
These carryforwards will expire as follows:

Year
2025	$20.4
2026	15.1
2027	19.0
2028	89.9
2029	4.9
Thereafter	361.0
Unlimited	277.3
Total	$787.6

Schedule of Tax Credit Carryforwards	The company also has available tax credit carryforwards, which will expire as follows:

Year
2025	$20.8
2026	33.7
2027	9.1
2028	0.3
2029	0.1
Thereafter	27.4
Total	$91.4

Schedule of Cash Paid for Income Taxes, Net of Refunds	Cash paid for income taxes, net of refunds was as follows:

Year ended December 31,	2024	2023	2022
Cash paid for income taxes, net of refunds	$56.4	$63.4	$49.0

Schedule of Reconciliation of Changes in Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31,	2024	2023	2022
Balance at January 1	$20.9	$17.8	$21.6
Additions based on tax positions related to the current year	2.5	4.6	1.9
Changes for tax positions of prior years	(3.4)	2.6	1.2
Reductions as a result of a lapse of applicable statute of limitations	(5.8)	(4.6)	(5.4)
Settlements	(0.5)	—	—
Changes due to foreign currency	(0.2)	0.5	(1.5)
Balance at December 31	$13.5	$20.9	$17.8